RECENT ACCOUNTING PRONOUNCEMENTS (Details Narrative)	1 Months Ended
	Sep. 30, 2025	Nov. 30, 2024	Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Description	In September 2025, the Financial Accounting Standard Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. This ASU modernizes the accounting for internal-use software costs by removing all references to prescriptive and sequential software development stages and instead requires capitalization when (i) management has authorized and committed to funding the software project and (ii) it is probable that the project will be completed and the software will be used to perform the function intended have both occurred. The amendments in ASU No. 2025-06 are effective for fiscal years beginning after December 15, 2027, and interim reporting periods, with early adoption permitted. The Company does not expect the amendments in this ASU to have a material impact on its consolidated financial statements.	In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40). This ASU is intended to improve disclosures about a public business entity’s expenses by requiring disaggregated disclosure, in the notes to the financial statements, of prescribed categories of expenses within relevant income statement captions. ASU No. 2024-03 is effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027 (as clarified in ASU No. 2025-01, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date). Early adoption is permitted. The new standard may be applied either on a prospective or retrospective basis. We do not expect the adoption of this ASU to have a material impact on our consolidated financial statements.	In December 2023, the Financial Accounting Standard Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Improvements to Income Tax Disclosures, which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. ASU No. 2023-09 is effective for fiscal years beginning after December 15, 2024 and allows for adoption on a prospective basis, with a retrospective option. Early adoption is permitted. We do not expect the adoption of this ASU to have a material impact on our consolidated financial statements.
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true	true	true